NOTE RECEIVABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2023	Dec. 30, 2022
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				5.00%
Notes receivable	$ 5,435,000	$ 6,949,000
New stonehenge limited [member]
IfrsStatementLineItems [Line Items]
Loans and receivable			$ 8,500,000
Borrowings, interest rate			5.00%
Repayments of current borrowings	1,737,000	1,328,000
Interest revenue expense	$ 300,000	$ 425,000